Consolidated Statement of Loss and Other Comprehensive (Loss)/Income - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	£ 20,079	£ 27,223	£ 27,359
Cost of sales	(27,403)	(33,297)	(17,112)
Gross (loss)/profit	(7,324)	(6,074)	10,247
Research and development expenses	(128,444)	(128,865)	(44,047)
General administrative expenses	(45,331)	(38,416)	(25,783)
Foreign exchange (losses)/gains	(1,541)	33,609	938
Loss on forward contracts	0	(11,287)	0
Other income	6,636	5,742	3,749
Operating loss	(176,004)	(145,291)	(54,896)
Finance income	16,628	5,681	26
Finance expenses	(1,067)	(334)	(169)
Share of loss of joint venture	(1,645)	(691)	(1,152)
Loss before taxation	(162,088)	(140,635)	(56,191)
Income tax benefit	16,125	21,907	6,960
Loss for the year	(145,963)	(118,728)	(49,231)
Items that may be reclassified to profit or loss
Foreign currency (loss)/gain on translation of foreign operations	(1,332)	2,476	(549)
Items that will not be reclassified to profit or loss
Change in fair value of financial assets at fair value through OCI	0	0	(109)
Total other comprehensive (loss)/income for the year, net of tax	(1,332)	2,476	(658)
Total comprehensive loss for the year	£ (147,295)	£ (116,252)	£ (49,889)
Basic loss per share (GBP per share)	£ (1.18)	£ (0.97)	£ (0.99)
Diluted loss per share (GBP per share)	£ (1.18)	£ (0.97)	£ (0.99)